Trade Payables and Other Liabilities - Reconciliation of Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,983	$ 1,918
Cash receipts in advance of satisfaction of performance obligations	381	805
Released to the consolidated statements of operations	(749)	(759)
Amounts credited to customers	(13)	0
Other	(18)	19
Ending contract liabilities balance	1,584	1,983
Current	840	895
Non-current	744	1,088
Total	1,584	1,983
Deferred revenue	$ 618	$ 476